PBF LOGISTICS LP (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Jun. 01, 2017	Feb. 28, 2017	Aug. 31, 2016	Aug. 17, 2016	Apr. 05, 2016	May 14, 2015	Dec. 11, 2014	Sep. 30, 2014	May 14, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 15, 2015	Dec. 31, 2014
Investment [Line Items]
Ownership percentage				100.00%	100.00%					100.00%	100.00%	100.00%	100.00%	100.00%
Payments to Acquire Property, Plant, and Equipment										$ 306,681	$ 298,737	$ 353,964
Maturities of marketable securities										115,060	2,104,209	2,067,983
Proceeds from revolver borrowings										$ 490,000	$ 550,000	$ 170,000
PBF Logistics LP [Member]
Investment [Line Items]
IDR maximum percentage distribution										50.00%
IDR, Distribution in Excess										$ 0.345
Common Stock, Conversion Basis	1
Common Units [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Partners' Capital Account, Units, Sold in Public Offering					2,875,000
IPO [Member] | Common Units [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Partners' Capital Account, Units, Sold in Public Offering									15,812,500
Limited Partner, Public [Member]
Investment [Line Items]
Partners' Capital Account, Units, Sold in Public Offering				4,000,000
Limited Partner [Member] | PBF LLC [Member]
Investment [Line Items]
Ownership percentage				44.60%	49.50%					44.10%	44.20%	53.70%	53.90%	52.10%
Limited Partner [Member] | Public Unit Holders [Member]
Investment [Line Items]
Ownership percentage				55.40%	50.50%					55.90%	55.80%	46.30%	46.10%	47.90%
Limited Partner [Member] | Common Units [Member] | PBF LLC [Member]
Investment [Line Items]
Partners' Capital Account, Units (in dollars per share)											18,459,497
Partnership [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			50.00%
Business Combination, Consideration Transferred			$ 175,000
Net cash			20,000
Maturities of marketable securities			76,200
Proceeds from revolver borrowings			76,200
Repayments of Secured Debt			76,200
Partnership [Member] | Limited Partner, Public [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Net cash			$ 78,800
Delaware City West Heavy Crude Unloading Rack [Member] | Partnership [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Business Combination, Consideration Transferred								$ 150,000
Toledo Storage Facility [Member] | Partnership [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Business Combination, Consideration Transferred							$ 150,000
Delaware City Products Pipeline and Truck Rack [Member] | Partnership [Member] | PBF Logistics LP [Member]
Investment [Line Items]
Business Combination, Consideration Transferred						$ 143,000
Chalmette Refinery [Member] | PBFX Operating Company LLC [Member]
Investment [Line Items]
Term of Agreement		20 years
Paulsboro Refining Company LLC [Member] | Paulsboro Natural Gas Pipeline Company LLC [Member]
Investment [Line Items]
Debt Instrument, Face Amount		$ 11,600
PBFX Operating Company LLC [Member] | PBF Holding Company LLC [Member]
Investment [Line Items]
Term of Agreement		10 years